CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Vaultive [Member]
Cash and cash equivalents acquired		$ 21
Idaptive [Member]
Cash and cash equivalents acquired	$ 1,934